Accounts Receivable, net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, net
Loss Allowance Accounts Receivable Ending Balance	$ 190	$ 290	$ 0
Charges to Earnings Accounts Receivable	67	290	$ 155
Gross carrying amount not reasonably expected to be recovered	$ 190	$ 290